Consolidated portfolio of investments—February 29, 2024 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 16.76%
Communication services: 0.55%
Entertainment: 0.25%
Electronic Arts, Inc.	3,303	$460,703
ROBLOX Corp. Class A†	547	21,825
Spotify Technology SA†	569	145,897
		628,425
Interactive media & services: 0.14%
Alphabet, Inc. Class A†	1,054	145,937
Alphabet, Inc. Class C†	513	71,707
Meta Platforms, Inc. Class A	263	128,904
		346,548
Media: 0.16%
Comcast Corp. Class A	2,167	92,856
Fox Corp. Class B	6,370	174,410
Trade Desk, Inc. Class A†	1,334	113,964
		381,230
Consumer discretionary: 0.99%
Automobiles: 0.07%
Tesla, Inc.†	780	157,466
Broadline retail: 0.40%
Amazon.com, Inc.†	4,972	878,851
Coupang, Inc.†	5,726	106,045
		984,896
Distributors: 0.23%
Genuine Parts Co.	3,148	469,871
Pool Corp.	236	93,956
		563,827
Hotels, restaurants & leisure: 0.16%
Booking Holdings, Inc.†	50	173,441
Chipotle Mexican Grill, Inc.†	63	169,393
Las Vegas Sands Corp.	1,121	61,117
		403,951
Leisure products: 0.02%
Polaris, Inc.	624	57,851
Specialty retail: 0.11%
Best Buy Co., Inc.	3,276	264,963
Wayfair, Inc. Class A†	203	12,099
		277,062
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 1

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Consumer staples: 0.32%
Beverages: 0.01%
Boston Beer Co., Inc. Class A†	66	$20,337
Constellation Brands, Inc. Class A	5	1,242
PepsiCo, Inc.	11	1,819
		23,398
Consumer staples distribution & retail : 0.01%
Kroger Co.	365	18,108
Food products: 0.28%
Archer-Daniels-Midland Co.	6,208	329,707
Bunge Global SA	84	7,927
Ingredion, Inc.	2,972	349,596
		687,230
Household products: 0.02%
Procter & Gamble Co.	337	53,563
Tobacco: 0.00%
Altria Group, Inc.	278	11,373
Energy: 1.58%
Energy equipment & services: 0.23%
Baker Hughes Co.	4,923	145,671
Schlumberger NV	8,899	430,089
		575,760
Oil, gas & consumable fuels: 1.35%
APA Corp.	478	14,240
Cheniere Energy, Inc.	766	118,883
Chevron Corp.	2,564	389,754
ConocoPhillips	2,884	324,565
Devon Energy Corp.	4,810	211,929
EOG Resources, Inc.	1,429	163,563
Exxon Mobil Corp.	6,197	647,710
HF Sinclair Corp.	79	4,385
Marathon Petroleum Corp.	2,788	471,813
Phillips 66	1,652	235,427
Texas Pacific Land Corp.	228	359,196
Valero Energy Corp.	2,709	383,215
		3,324,680
Financials: 0.99%
Banks: 0.00%
NU Holdings Ltd. Class A†	326	3,612
Capital markets: 0.00%
KKR & Co., Inc.	72	7,075
See accompanying consolidated notes to portfolio of investments
2 | Allspring Real Return Portfolio

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Consumer finance: 0.10%
American Express Co.	1,140	$250,139
Discover Financial Services	83	10,018
		260,157
Financial services: 0.67%
Fiserv, Inc.†	3,407	508,563
Mastercard, Inc. Class A	1,480	702,645
PayPal Holdings, Inc.†	1,887	113,861
Toast, Inc. Class A†	2,820	64,860
Visa, Inc. Class A	917	259,181
		1,649,110
Insurance: 0.22%
Allstate Corp.	1,856	296,069
Progressive Corp.	1,292	244,912
		540,981
Health care: 1.01%
Biotechnology: 0.06%
AbbVie, Inc.	382	67,251
Vertex Pharmaceuticals, Inc.†	214	90,039
		157,290
Health care providers & services: 0.34%
Cigna Group	1,195	401,687
CVS Health Corp.	224	16,659
Elevance Health, Inc.	507	254,134
Humana, Inc.	466	163,249
		835,729
Pharmaceuticals: 0.61%
Bristol-Myers Squibb Co.	4,267	216,550
Eli Lilly & Co.	703	529,837
Merck & Co., Inc.	4,058	515,975
Pfizer, Inc.	8,954	237,818
		1,500,180
Industrials: 1.63%
Aerospace & defense: 0.40%
Boeing Co.†	666	135,678
General Dynamics Corp.	1,780	486,385
Lockheed Martin Corp.	747	319,895
Northrop Grumman Corp.	98	45,180
		987,138
Building products: 0.05%
Builders FirstSource, Inc.†	656	128,038
Carrier Global Corp.	34	1,890
		129,928
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 3

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Construction & engineering: 0.25%
EMCOR Group, Inc.	1,969	$617,321
Electrical equipment: 0.01%
Emerson Electric Co.	244	26,071
Ground transportation: 0.08%
Uber Technologies, Inc.†	1,759	139,841
Union Pacific Corp.	199	50,484
		190,325
Machinery: 0.47%
AGCO Corp.	638	69,989
Caterpillar, Inc.	479	159,967
Cummins, Inc.	1,131	303,798
Deere & Co.	1,007	367,605
PACCAR, Inc.	1,142	126,636
Westinghouse Air Brake Technologies Corp.	864	122,075
		1,150,070
Trading companies & distributors: 0.37%
Core & Main, Inc. Class A†	2,041	97,417
Ferguson PLC	2,418	511,286
WESCO International, Inc.	291	43,501
WW Grainger, Inc.	276	268,675
		920,879
Information technology: 2.20%
Communications equipment: 0.05%
Arista Networks, Inc.†	312	86,593
Cisco Systems, Inc.	985	47,644
		134,237
Electronic equipment, instruments & components: 0.10%
Jabil, Inc.	1,715	247,114
IT services: 0.02%
Accenture PLC Class A	107	40,102
Semiconductors & semiconductor equipment: 0.91%
Advanced Micro Devices, Inc.†	767	147,670
Analog Devices, Inc.	133	25,512
Applied Materials, Inc.	20	4,032
Broadcom, Inc.	236	306,916
Microchip Technology, Inc.	2,278	191,671
Monolithic Power Systems, Inc.	107	77,044
NVIDIA Corp.	1,180	933,522
NXP Semiconductors NV	493	123,117
QUALCOMM, Inc.	2,767	436,605
		2,246,089
See accompanying consolidated notes to portfolio of investments
4 | Allspring Real Return Portfolio

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Software: 0.67%
Adobe, Inc.†	192	$107,574
Cadence Design Systems, Inc.†	90	27,394
Intuit, Inc.	74	49,054
Microsoft Corp.	3,018	1,248,366
Palantir Technologies, Inc. Class A†	2,116	53,069
Salesforce, Inc.†	501	154,719
Synopsys, Inc.†	51	29,260
		1,669,436
Technology hardware, storage & peripherals: 0.45%
Apple, Inc.	6,120	1,106,190
Materials: 1.73%
Chemicals: 0.22%
CF Industries Holdings, Inc.	358	28,898
Corteva, Inc.	1,859	99,494
Dow, Inc.	1,704	95,219
LyondellBasell Industries NV Class A	1,227	123,043
Westlake Corp.	1,367	189,617
		536,271
Metals & mining: 1.51%
Agnico Eagle Mines Ltd.	2,401	115,154
Agnico Eagle Mines Ltd.-U.S. Exchange Traded Shares	3,900	187,434
Alamos Gold, Inc. Class A	11,600	136,843
Alcoa Corp.	11,824	321,731
Anglogold Ashanti PLC	2,900	53,969
Artemis Gold, Inc.†	10,000	52,242
B2Gold Corp.	42,000	101,197
Barrick Gold Corp.	14,356	210,459
Centerra Gold, Inc.	5,500	27,598
Dundee Precious Metals, Inc.	10,500	71,024
Endeavour Mining PLC	6,980	114,743
Evolution Mining Ltd.	5,000	9,587
Franco-Nevada Corp.	1,300	136,107
Freeport-McMoRan, Inc.	11,197	423,359
Gold Fields Ltd. ADR	10,440	136,138
Kinross Gold Corp.	29,000	141,886
Lundin Gold, Inc.	11,000	128,144
MAG Silver Corp.†	2,100	17,485
Newmont Corp.	7,850	245,312
Northern Star Resources Ltd.	15,000	125,775
Nucor Corp.	1,654	318,064
OceanaGold Corp.	25,000	41,447
Osisko Gold Royalties Ltd.	3,300	48,194
Osisko Mining, Inc.†	4,000	7,309
Pan American Silver Corp.	479	5,944
Pan American Silver Corp.-U.S. Exchange Traded Shares	4,300	53,363
Royal Gold, Inc.	1,300	133,419
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 5

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Shares	Value
Metals & mining(continued)
SilverCrest Metals, Inc.†	2,400	$12,149
Steel Dynamics, Inc.	603	80,693
Torex Gold Resources, Inc.†	7,500	78,473
Triple Flag Precious Metals Corp.	2,000	25,362
Wheaton Precious Metals Corp.	4,600	189,572
		3,750,176
Real estate: 5.76%
Health care REITs: 0.30%
Welltower, Inc.	7,939	731,658
Industrial REITs : 0.86%
Prologis, Inc.	11,402	1,519,544
Terreno Realty Corp.	9,296	597,733
		2,117,277
Office REITs : 0.23%
Alexandria Real Estate Equities, Inc.	4,648	579,745
Real estate management & development: 0.12%
CBRE Group, Inc. Class A†	3,231	296,897
Residential REITs : 1.09%
American Homes 4 Rent Class A	12,635	467,621
Apartment Income REIT Corp.	10,892	330,246
Camden Property Trust	3,593	339,467
Invitation Homes, Inc.	13,339	454,460
Mid-America Apartment Communities, Inc.	2,433	305,779
Sun Communities, Inc.	5,912	790,789
		2,688,362
Retail REITs : 0.43%
Federal Realty Investment Trust	3,150	317,677
Simon Property Group, Inc.	5,126	759,366
		1,077,043
Specialized REITs : 2.73%
American Tower Corp.	8,316	1,653,720
Equinix, Inc.	1,773	1,575,878
Extra Space Storage, Inc.	4,323	609,413
Four Corners Property Trust, Inc.	14,953	361,564
Gaming & Leisure Properties, Inc.	6,817	310,037
Iron Mountain, Inc.	6,730	529,247
Public Storage	231	65,574
SBA Communications Corp. Class A	3,509	734,188
VICI Properties, Inc.	15,853	474,480
Weyerhaeuser Co.	13,069	449,312
		6,763,413
Total common stocks (Cost $35,433,806)		41,455,244
See accompanying consolidated notes to portfolio of investments
6 | Allspring Real Return Portfolio

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 7.01%
Basic materials: 0.08%
Iron/steel: 0.08%
Cleveland-Cliffs, Inc.144A	6.75%	3-15-2026	$195,000	$196,466
Communications: 0.57%
Advertising: 0.07%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	175,000	168,355
Internet: 0.22%
Arches Buyer, Inc.144A	4.25	6-1-2028	300,000	256,292
Gen Digital, Inc.144A	6.75	9-30-2027	275,000	276,413
				532,705
Media: 0.28%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	300,000	283,550
Sirius XM Radio, Inc.144A	5.00	8-1-2027	437,000	416,298
				699,848
Consumer, cyclical: 2.65%
Airlines: 0.35%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	290,250	287,589
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	150,147	140,160
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	327,000	308,606
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	133,000	133,033
				869,388
Apparel: 0.10%
Hanesbrands, Inc.144A	4.88	5-15-2026	155,000	149,579
Michael Kors USA, Inc.144A	4.25	11-1-2024	110,000	107,937
				257,516
Auto manufacturers: 0.08%
Ford Motor Credit Co. LLC	4.13	8-17-2027	200,000	189,285
Auto parts & equipment: 0.09%
Adient Global Holdings Ltd.144A	4.88	8-15-2026	220,000	213,237
Distribution/wholesale: 0.13%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	330,000	332,531
Entertainment: 0.89%
CCM Merger, Inc.144A	6.38	5-1-2026	145,000	143,039
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op144A	5.50	5-1-2025	375,000	373,743
Churchill Downs, Inc.144A	5.50	4-1-2027	360,000	353,564
Cinemark USA, Inc.144A	5.88	3-15-2026	105,000	103,431
Cinemark USA, Inc.144A	8.75	5-1-2025	252,000	252,243
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 7

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment(continued)
Live Nation Entertainment, Inc.144A	6.50%	5-15-2027	$335,000	$337,883
SeaWorld Parks & Entertainment, Inc.144A	8.75	5-1-2025	250,000	250,617
Six Flags Theme Parks, Inc.144A	7.00	7-1-2025	380,000	380,883
				2,195,403
Home builders: 0.33%
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	290,000	284,147
Tri Pointe Group, Inc./Tri Pointe Homes, Inc.	5.88	6-15-2024	535,000	534,673
				818,820
Housewares: 0.19%
Newell Brands, Inc.	5.20	4-1-2026	490,000	475,820
Leisure time: 0.22%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	180,000	196,374
NCL Corp. Ltd.144A	8.13	1-15-2029	45,000	47,344
NCL Corp. Ltd.144A	8.38	2-1-2028	295,000	309,680
				553,398
Retail: 0.27%
Bath & Body Works, Inc.144A	9.38	7-1-2025	294,000	306,389
Dave & Buster’s, Inc.144A	7.63	11-1-2025	350,000	350,914
				657,303
Consumer, non-cyclical: 0.77%
Commercial services: 0.53%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	64,000	63,806
CoreCivic, Inc.	8.25	4-15-2026	745,000	761,331
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	320,000	317,580
Sabre Global, Inc.144A	11.25	12-15-2027	170,000	159,800
				1,302,517
Food: 0.23%
B&G Foods, Inc.144A	8.00	9-15-2028	195,000	203,006
Performance Food Group, Inc.144A	6.88	5-1-2025	355,000	355,916
				558,922
Healthcare-services: 0.01%
Tenet Healthcare Corp.	4.63	6-15-2028	35,000	33,312
Energy: 1.33%
Energy-alternate sources: 0.04%
TerraForm Power Operating LLC144A	5.00	1-31-2028	100,000	94,492
Oil & gas: 0.45%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	145,000	145,600
Antero Resources Corp.144A	7.63	2-1-2029	35,000	36,048
Antero Resources Corp.144A	8.38	7-15-2026	390,000	404,293
Callon Petroleum Co.144A	8.00	8-1-2028	210,000	219,349
See accompanying consolidated notes to portfolio of investments
8 | Allspring Real Return Portfolio

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas(continued)
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25%	11-1-2028	$80,000	$79,414
Nabors Industries, Inc.144A	7.38	5-15-2027	140,000	139,485
Range Resources Corp.	8.25	1-15-2029	90,000	93,894
				1,118,083
Oil & gas services: 0.19%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.88	4-1-2027	30,000	29,849
Oceaneering International, Inc.	6.00	2-1-2028	325,000	319,584
USA Compression Partners LP/USA Compression Finance Corp.	6.88	4-1-2026	130,000	129,823
				479,256
Pipelines: 0.65%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	110,000	107,837
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	7.88	5-15-2026	105,000	107,253
Buckeye Partners LP144A	4.13	3-1-2025	35,000	34,226
EQM Midstream Partners LP	4.00	8-1-2024	65,000	64,519
EQM Midstream Partners LP144A	7.50	6-1-2027	160,000	163,696
Hess Midstream Operations LP144A	5.63	2-15-2026	225,000	221,816
Kinetik Holdings LP144A	6.63	12-15-2028	165,000	167,030
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	3-1-2027	360,000	355,320
Venture Global LNG, Inc.144A	8.13	6-1-2028	380,000	386,045
				1,607,742
Financial: 0.72%
Banks: 0.01%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	25,000	23,484
Diversified financial services: 0.53%
Enact Holdings, Inc.144A	6.50	8-15-2025	405,000	405,016
Nationstar Mortgage Holdings, Inc.144A	6.00	1-15-2027	215,000	211,382
OneMain Finance Corp.	7.13	3-15-2026	220,000	223,573
PRA Group, Inc.144A	7.38	9-1-2025	145,000	144,736
United Wholesale Mortgage LLC144A	5.50	11-15-2025	325,000	319,425
				1,304,132
Insurance: 0.02%
AmWINS Group, Inc.144A	6.38	2-15-2029	55,000	55,036
REITS: 0.16%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	95,000	93,586
MPT Operating Partnership LP/MPT Finance Corp.	5.25	8-1-2026	107,000	95,275
Service Properties Trust	7.50	9-15-2025	210,000	212,755
				401,616
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 9

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Industrial: 0.70%
Aerospace/defense: 0.09%
TransDigm, Inc.144A	6.38%	3-1-2029	$225,000	$226,017
Electrical components & equipment: 0.16%
WESCO Distribution, Inc.144A%%	6.38	3-15-2029	170,000	170,016
WESCO Distribution, Inc.144A	7.13	6-15-2025	230,000	231,374
				401,390
Machinery-diversified: 0.08%
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	200,000	192,109
Packaging & containers: 0.17%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	305,000	299,480
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.144A	5.25	4-30-2025	115,000	113,795
				413,275
Trucking & leasing: 0.20%
Fortress Transportation & Infrastructure Investors LLC144A	6.50	10-1-2025	505,000	505,244
Utilities: 0.19%
Electric: 0.19%
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	67,758	67,472
Vistra Operations Co. LLC144A	5.63	2-15-2027	412,000	401,473
				468,945
Total corporate bonds and notes (Cost $17,372,321)				17,345,647
Loans: 0.38%
Communications: 0.02%
Media: 0.02%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.44	8-2-2027	57,676	57,593
Consumer, cyclical: 0.22%
Airlines: 0.12%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.77	6-21-2027	119,000	122,449
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027	161,250	165,647
				288,096
Auto parts & equipment: 0.02%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.57	3-30-2027	35,000	35,044
Leisure time: 0.06%
Carnival Corp. (U.S. SOFR 1 Month+3.00%)±	8.32	8-8-2027	149,250	149,281
Retail: 0.02%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.86	3-3-2028	60,000	57,255
See accompanying consolidated notes to portfolio of investments
10 | Allspring Real Return Portfolio

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.05%
Commercial services: 0.05%
Geo Group, Inc. (U.S. SOFR 1 Month+6.88%)±	12.20%	3-23-2027	$119,967	$122,703
Financial: 0.04%
Insurance: 0.04%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69	12-23-2026	104,052	103,373
Utilities: 0.05%
Electric: 0.05%
Constellation Renewables LLC (U.S. SOFR 3 Month+2.50%)±	8.10	12-15-2027	114,242	113,635
Total loans (Cost $924,212)				926,980
U.S. Treasury securities: 19.18%
TIPS	0.13	4-15-2025	112,821	110,026
TIPS	0.13	4-15-2026	4,959,571	4,752,238
TIPS	0.13	7-15-2026	4,344,717	4,163,461
TIPS	0.13	4-15-2027	11,473	10,813
TIPS	0.13	1-15-2030	5,007,618	4,514,289
TIPS	0.13	7-15-2030	4,522,543	4,058,453
TIPS	0.13	1-15-2031	494,928	438,558
TIPS	0.25	7-15-2029	2,464,418	2,266,751
TIPS	0.25	2-15-2050	190,906	120,039
TIPS	0.63	1-15-2026	4,047,285	3,935,932
TIPS	0.88	1-15-2029	3,304,446	3,146,433
TIPS	1.00	2-15-2048	1,424,334	1,120,097
TIPS	1.00	2-15-2049	1,481,146	1,160,877
TIPS	1.38	7-15-2033	4,297,720	4,114,012
TIPS	1.38	2-15-2044	1,421,518	1,243,341
TIPS	1.50	2-15-2053	1,233,204	1,075,812
TIPS	1.63	10-15-2027	4,261,247	4,223,560
TIPS	2.13	2-15-2040	1,362,480	1,378,999
TIPS	2.13	2-15-2041	1,884,036	1,908,302
TIPS	2.38	1-15-2025	3,580,236	3,581,565
TIPS	3.88	4-15-2029	111,959	122,538
Total U.S. Treasury securities (Cost $51,628,847)				47,446,096
Yankee corporate bonds and notes: 1.37%
Consumer, cyclical: 0.48%
Airlines: 0.21%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	475,000	514,782
Leisure time: 0.27%
Carnival Corp.144A	7.63	3-1-2026	200,000	202,602
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	485,000	475,685
				678,287
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 11

Consolidated portfolio of investments—February 29, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 0.15%
Pharmaceuticals: 0.15%
Teva Pharmaceutical Finance Netherlands III BV	6.00%	4-15-2024	$379,000	$378,512
Energy: 0.26%
Oil & gas: 0.03%
Baytex Energy Corp.144A	8.75	4-1-2027	65,000	67,428
Pipelines: 0.23%
Northriver Midstream Finance LP144A	5.63	2-15-2026	580,000	568,594
Financial: 0.18%
Banks: 0.08%
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	200,000	197,738
Diversified financial services: 0.10%
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	225,000	235,683
Industrial: 0.15%
Aerospace/defense: 0.04%
Bombardier, Inc.144A	7.13	6-15-2026	101,000	101,846
Electronics: 0.03%
Sensata Technologies BV144A	4.00	4-15-2029	75,000	68,020
Packaging & containers: 0.08%
Trivium Packaging Finance BV144A	5.50	8-15-2026	200,000	195,039
Technology: 0.09%
Software: 0.09%
Open Text Corp.144A	6.90	12-1-2027	215,000	221,945
Utilities: 0.06%
Electric: 0.06%
Drax Finco PLC144A	6.63	11-1-2025	150,000	148,125
Total yankee corporate bonds and notes (Cost $3,355,623)				3,375,999

		Yield	Shares
Short-term investments: 48.94%
Investment companies: 48.94%
Allspring Government Money Market Fund Select Class♠∞*##		5.24	121,044,871	121,044,871
Total short-term investments (Cost $121,044,871)				121,044,871
Total investments in securities (Cost $229,759,680)	93.64%			231,594,837
Other assets and liabilities, net	6.36			15,723,809
Total net assets	100.00%			$247,318,646

See accompanying consolidated notes to portfolio of investments
12 | Allspring Real Return Portfolio

Consolidated portfolio of investments—February 29, 2024 (unaudited)

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
TIPS	Treasury Inflation-Protected Securities
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,535,841	$251,563,409	$(133,054,379)	$0	$0	$121,044,871	121,044,871	$1,709,437
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	811,281	AUD	1,251,000	Morgan Stanley Inc.	3-20-2024	$0	$(2,273)
BRL	1,953,000	USD	391,352	Morgan Stanley Inc.	3-20-2024	845	0
CAD	1,785,000	USD	1,316,882	Morgan Stanley Inc.	3-20-2024	0	(1,258)
CHF	990,000	USD	1,120,863	Morgan Stanley Inc.	3-20-2024	516	0
USD	336,268	CLP	323,217,000	Morgan Stanley Inc.	3-20-2024	1,969	0
USD	900,063	CZK	21,350,000	Morgan Stanley Inc.	3-20-2024	0	(10,359)
USD	1,143,298	EUR	1,065,000	Morgan Stanley Inc.	3-20-2024	0	(8,494)
GBP	775,000	USD	972,294	Morgan Stanley Inc.	3-20-2024	6,079	0
HUF	144,718,000	USD	397,740	Morgan Stanley Inc.	3-20-2024	123	0
USD	1,914,169	IDR	29,844,380,000	Morgan Stanley Inc.	3-20-2024	15,855	0
INR	193,356,000	USD	2,326,143	Morgan Stanley Inc.	3-20-2024	4,645	0
USD	966,206	KRW	1,285,298,000	Morgan Stanley Inc.	3-20-2024	226	0
MXN	14,601,000	USD	848,903	Morgan Stanley Inc.	3-20-2024	5,554	0
USD	695,190	NOK	7,364,000	Morgan Stanley Inc.	3-20-2024	1,589	0
USD	843,868	NZD	1,388,000	Morgan Stanley Inc.	3-20-2024	0	(1,222)
PLN	3,103,000	USD	766,080	Morgan Stanley Inc.	3-20-2024	10,871	0
USD	788,074	SEK	8,293,000	Morgan Stanley Inc.	3-20-2024	0	(12,448)
USD	622,679	ZAR	11,904,000	Morgan Stanley Inc.	3-20-2024	2,864	0
USD	908,944	JPY	136,202,000	Morgan Stanley Inc.	3-21-2024	0	(1,970)
						$51,136	$(38,024)
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 13

Consolidated portfolio of investments—February 29, 2024 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
S&P/TSX 60 Index	7	3-14-2024	$1,300,822	$1,331,349	$30,527	$0
CAC 40 Index	12	3-15-2024	996,868	1,029,915	33,047	0
DAX Index	2	3-15-2024	921,172	959,101	37,929	0
E-Mini NASDAQ 100 Index	30	3-15-2024	10,729,132	10,849,650	120,518	0
E-Mini Russell 2000 Index	7	3-15-2024	693,447	720,055	26,608	0
E-Mini S&P 500 Index	246	3-15-2024	59,810,243	62,776,125	2,965,882	0
Euro STOXX 50 Index	18	3-15-2024	899,187	952,098	52,911	0
Euro Futures	70	3-18-2024	9,469,953	9,457,875	0	(12,078)
LME Copper Futures**	5	3-18-2024	1,044,388	1,053,375	8,987	0
LME Lead Futures**	10	3-18-2024	536,428	518,000	0	(18,428)
LME Nickel Futures**	3	3-18-2024	284,326	318,951	34,625	0
LME Primary Aluminum Futures**	9	3-18-2024	494,237	494,375	138	0
LME Zinc Futures**	5	3-18-2024	313,129	299,156	0	(13,973)
Light Sweet Crude Oil Futures**	2	3-20-2024	152,707	156,520	3,813	0
S&P ASX Share Price Index 200	10	3-21-2024	1,219,950	1,244,750	24,800	0
Henry Hub Natural Gas Futures**	5	3-26-2024	86,167	93,000	6,833	0
Gas Oil Futures**	2	4-11-2024	160,655	161,250	595	0
Number 11 World Sugar Futures**	31	4-30-2024	787,570	753,077	0	(34,493)
Corn Futures**	50	5-14-2024	1,079,569	1,073,750	0	(5,819)
Hard Red Winter Wheat Futures**	11	5-14-2024	327,981	322,988	0	(4,993)
Soybean Futures**	21	5-14-2024	1,257,195	1,197,788	0	(59,407)
Soybean Meal Futures**	28	5-14-2024	959,874	921,760	0	(38,114)
Soybean Oil Futures**	25	5-14-2024	710,647	678,150	0	(32,497)
Silver Futures**	1	5-29-2024	115,248	114,425	0	(823)
10-Year Euro BUND Index	23	6-6-2024	3,278,865	3,287,770	8,905	0
TOPIX Index	6	6-13-2024	1,058,119	1,062,567	4,448	0
10-Year U.S. Treasury Notes	1,390	6-18-2024	152,947,177	153,508,125	560,948	0
Short
10-Year Australian Bond	(46)	3-15-2024	(3,401,608)	(3,438,982)	0	(37,374)
FTSE 100 Index	(13)	3-15-2024	(1,254,591)	(1,251,501)	3,090	0
MSCI Emerging Markets Index	(139)	3-15-2024	(7,052,354)	(7,066,760)	0	(14,406)
U.S. Real Estate Futures	(365)	3-15-2024	(12,245,016)	(12,490,300)	0	(245,284)
LME Copper Futures**	(12)	3-18-2024	(2,510,381)	(2,528,100)	0	(17,719)
LME Lead Futures**	(6)	3-18-2024	(307,097)	(310,800)	0	(3,703)
LME Nickel Futures**	(3)	3-18-2024	(293,746)	(318,951)	0	(25,205)
LME Primary Aluminum Futures**	(12)	3-18-2024	(666,759)	(659,166)	7,593	0
LME Zinc Futures**	(8)	3-18-2024	(507,113)	(478,650)	28,463	0
New Zealand Dollar Futures	(277)	3-18-2024	(16,911,872)	(16,847,140)	64,732	0
Swiss Franc Futures	(66)	3-18-2024	(9,503,354)	(9,341,888)	161,466	0
U.S. Dollar Futures	(68)	3-18-2024	(7,035,339)	(7,078,664)	0	(43,325)
NY Harbor ULSD Futures**	(5)	3-28-2024	(557,465)	(556,479)	986	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	(10)	3-28-2024	(1,105,353)	(1,084,020)	21,333	0
Lean Hogs Futures**	(13)	4-12-2024	(425,167)	(450,450)	0	(25,283)
Gold 100 Troy Ounces Futures**	(13)	4-26-2024	(2,662,747)	(2,671,110)	0	(8,363)
Live Cattle Futures**	(4)	4-30-2024	(292,844)	(296,560)	0	(3,716)
Wheat Futures**	(19)	5-14-2024	(566,602)	(547,438)	19,164	0
Cocoa Futures**	(10)	5-15-2024	(554,761)	(604,900)	0	(50,139)
C Coffee Futures**	(13)	5-20-2024	(916,449)	(898,706)	17,743	0
10-Year U.S. Treasury Notes	(36)	6-18-2024	(3,961,028)	(3,975,750)	0	(14,722)
Ultra Long Term U.S. Treasury Bond	(83)	6-18-2024	(10,453,882)	(10,613,625)	0	(159,743)
See accompanying consolidated notes to portfolio of investments
14 | Allspring Real Return Portfolio

Consolidated portfolio of investments—February 29, 2024 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
10-Year Canadian Bond	(37)	6-19-2024	$(3,269,833)	$(3,268,018)	$1,815	$0
Long Gilt Futures	(20)	6-26-2024	(2,470,530)	(2,476,379)	0	(5,849)
					$4,247,899	$(875,456)

**	Represents an investment held in Real Return Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Real Return Portfolio | 15

Notes to consolidated portfolio of investments—February 29, 2024 (unaudited)
Notes to consolidated portfolio of investments
The Fund invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Real Return Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on December 1, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of February 29, 2024, the Subsidiary had $30,784,044 of investments in affiliates and cash at broker segregated for futures contacts representing 99.90% of its net assets. As of February 29, 2024, the Fund held $30,814,712 in the Subsidiary, representing 14.23% of the Fund’s net assets prior to consolidation. The consolidated net assets of the Fund includes the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 29, 2024, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
16 | Allspring Real Return Portfolio

Notes to consolidated portfolio of investments—February 29, 2024 (unaudited)
Loans
The Portfolio may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Portfolio purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio assumes the credit risk of both the borrower and the lender that is selling the participation. When the Portfolio purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk changes in commodity prices and is subject to commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in
Allspring Real Return Portfolio | 17

Notes to consolidated portfolio of investments—February 29, 2024 (unaudited)
active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of February 29, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$1,356,203	$0	$0	$1,356,203
Consumer discretionary	2,445,053	0	0	2,445,053
Consumer staples	793,672	0	0	793,672
Energy	3,900,440	0	0	3,900,440
Financials	2,460,935	0	0	2,460,935
Health care	2,493,199	0	0	2,493,199
Industrials	4,021,732	0	0	4,021,732
Information technology	5,443,168	0	0	5,443,168
Materials	4,286,447	0	0	4,286,447
Real estate	14,254,395	0	0	14,254,395
Corporate bonds and notes	0	17,345,647	0	17,345,647
Loans	0	926,980	0	926,980
U.S. Treasury securities	47,446,096	0	0	47,446,096
Yankee corporate bonds and notes	0	3,375,999	0	3,375,999
Short-term investments
Investment companies	121,044,871	0	0	121,044,871
	209,946,211	21,648,626	0	231,594,837
Forward foreign currency contracts	0	51,136	0	51,136
Futures contracts	4,247,899	0	0	4,247,899
Total assets	$214,194,110	$21,699,762	$0	$235,893,872
Liabilities
Forward foreign currency contracts	$0	$38,024	$0	$38,024
Futures contracts	875,456	0	0	875,456
Total liabilities	$875,456	$38,024	$0	$913,480
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
As of February 29, 2024, $15,041,700 was segregated as cash collateral for these open futures contracts.
At February 29, 2024, the Consolidated Portfolio did not have any transfers into/out of Level 3.
18 | Allspring Real Return Portfolio